Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance

The following table details summary compensation and compensation actually paid to or earned by our NEOs during the years ended December 31, 2024, 2023, 2022, 2021 and 2020, along with a comparison to total shareholder return, net income/(loss) and total revenues.

Year (a)	Summary Compensation Table Total for PEO ($)(1) (b)	Compensation Actually Paid to PEO ($)(2)(3) (c)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1) (d)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)(3) (e)	Value of Initial Fixed $100 Investment Based on:		Net Income/ (Loss) ($) (h)	Total Revenues ($) (i)
					Total Shareholder Return ($) (f)	Peer Group Total Shareholder Return ($)(4) (g)

2024	8,400,063	10,247,376	4,392,265	4,663,286	111.73	115.45	427,704,189	2,733,657,011

2023	9,075,696	12,045,399	4,631,341	5,540,994	95.42	113.49	614,621,739	2,684,976,931

2022	8,542,106	3,063,639	4,529,509	2,868,293	85.65	105.55	(97,023,569)	2,317,301,726

2021	9,148,993	7,043,334	4,854,198	3,539,016	96.70	128.48	436,631,102	2,088,388,782

2020	5,993,815	2,710,009	3,104,420	2,424,094	95.66	95.56	516,263,698	2,015,438,999

(1)	For the fiscal years ended December 31, 2024, 2023, 2022, 2021 and 2020 our PEO and remaining NEOs were as follows:

Year	PEO	Non-PEO NEOs

2024	Mr. Plueger	Messrs. Udvar-Hazy, Levy, and Willis, and Ms. Forsyte

2023	Mr. Plueger	Messrs. Udvar-Hazy, Levy, and Willis, and Ms. Forsyte

2022	Mr. Plueger	Messrs. Udvar-Hazy, Levy, Willis, Korde and Chen

2021	Mr. Plueger	Messrs. Udvar-Hazy, Levy, Korde and Willis

2020	Mr. Plueger	Messrs. Udvar-Hazy, Levy, Willis and Chen

(2)
The amounts shown for compensation actually paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by our NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)	The table below reflects the adjustments used to calculate the compensation actually paid to our PEO and average compensation actually paid to our Non-PEO NEOs:

	PEO	Average Non-PEO NEOs

Adjustments	2024

Deduction of Grant Date Fair Value of Option Awards and Stock Awards Granted in 2024	$(4,786,970)	$(2,329,394)

Addition of Fair Value at December 31, 2024 of Outstanding and Unvested Option Awards and Stock Awards Granted in 2024	$5,812,946	$2,081,105

Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years*	$1,589,576	$769,211

Fair Value at Vesting of Options and Stock Awards Granted in 2024 that Vested During 2024	—	—

Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During 2024	$(768,239)	$(249,901)

Fair Value as of December 31, 2023 of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During 2024	—	—

Total 2024 Adjustments	$1,847,313	$271,021
*The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

(4)
Peer group total shareholder return for each year in the table is presented using the 2024 custom benchmark group disclosed in our Annual Report on Form
10-K
filed with the SEC for the year ended December 31, 2024 as shown below. Our 2024 custom benchmark group was updated from 2023 to remove Triton International Limited (TRTN), which was no longer in the same business or industry as a result of being acquired in 2023.

2024 Custom Benchmark Group

Affiliated Managers Group, Inc., Artisan Partners Asset Management, Inc., Digital Bridge Group, Inc., Federal Realty Investment Trust, Federated Hermes, Inc., Franklin Resources, Inc., GATX Corporation, H&E Equipment Services, Inc., Healthpeak Properties, Inc., Herc Holdings Inc., Host Hotels & Resorts, Inc., Invesco Ltd., Janus Henderson Group plc, Kennedy-Wilson Holdings, Inc., Kilroy Realty Corporation, and W.P. Carey Inc.

Company Selected Measure Name	Total Revenues
Named Executive Officers, Footnote
(1)	For the fiscal years ended December 31, 2024, 2023, 2022, 2021 and 2020 our PEO and remaining NEOs were as follows:

Year	PEO	Non-PEO NEOs

2024	Mr. Plueger	Messrs. Udvar-Hazy, Levy, and Willis, and Ms. Forsyte

2023	Mr. Plueger	Messrs. Udvar-Hazy, Levy, and Willis, and Ms. Forsyte

2022	Mr. Plueger	Messrs. Udvar-Hazy, Levy, Willis, Korde and Chen

2021	Mr. Plueger	Messrs. Udvar-Hazy, Levy, Korde and Willis

2020	Mr. Plueger	Messrs. Udvar-Hazy, Levy, Willis and Chen

Peer Group Issuers, Footnote
(4)
Peer group total shareholder return for each year in the table is presented using the 2024 custom benchmark group disclosed in our Annual Report on Form
10-K
filed with the SEC for the year ended December 31, 2024 as shown below. Our 2024 custom benchmark group was updated from 2023 to remove Triton International Limited (TRTN), which was no longer in the same business or industry as a result of being acquired in 2023.

2024 Custom Benchmark Group

Affiliated Managers Group, Inc., Artisan Partners Asset Management, Inc., Digital Bridge Group, Inc., Federal Realty Investment Trust, Federated Hermes, Inc., Franklin Resources, Inc., GATX Corporation, H&E Equipment Services, Inc., Healthpeak Properties, Inc., Herc Holdings Inc., Host Hotels & Resorts, Inc., Invesco Ltd., Janus Henderson Group plc, Kennedy-Wilson Holdings, Inc., Kilroy Realty Corporation, and W.P. Carey Inc.

PEO Total Compensation Amount	$ 8,400,063	$ 9,075,696	$ 8,542,106	$ 9,148,993	$ 5,993,815
PEO Actually Paid Compensation Amount	$ 10,247,376	12,045,399	3,063,639	7,043,334	2,710,009
Adjustment To PEO Compensation, Footnote
(3)	The table below reflects the adjustments used to calculate the compensation actually paid to our PEO and average compensation actually paid to our Non-PEO NEOs:

	PEO	Average Non-PEO NEOs

Adjustments	2024

Deduction of Grant Date Fair Value of Option Awards and Stock Awards Granted in 2024	$(4,786,970)	$(2,329,394)

Addition of Fair Value at December 31, 2024 of Outstanding and Unvested Option Awards and Stock Awards Granted in 2024	$5,812,946	$2,081,105

Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years*	$1,589,576	$769,211

Fair Value at Vesting of Options and Stock Awards Granted in 2024 that Vested During 2024	—	—

Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During 2024	$(768,239)	$(249,901)

Fair Value as of December 31, 2023 of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During 2024	—	—

Total 2024 Adjustments	$1,847,313	$271,021
*The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Non-PEO NEO Average Total Compensation Amount	$ 4,392,265	4,631,341	4,529,509	4,854,198	3,104,420
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,663,286	5,540,994	2,868,293	3,539,016	2,424,094
Adjustment to Non-PEO NEO Compensation Footnote
(3)	The table below reflects the adjustments used to calculate the compensation actually paid to our PEO and average compensation actually paid to our Non-PEO NEOs:

	PEO	Average Non-PEO NEOs

Adjustments	2024

Deduction of Grant Date Fair Value of Option Awards and Stock Awards Granted in 2024	$(4,786,970)	$(2,329,394)

Addition of Fair Value at December 31, 2024 of Outstanding and Unvested Option Awards and Stock Awards Granted in 2024	$5,812,946	$2,081,105

Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years*	$1,589,576	$769,211

Fair Value at Vesting of Options and Stock Awards Granted in 2024 that Vested During 2024	—	—

Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During 2024	$(768,239)	$(249,901)

Fair Value as of December 31, 2023 of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During 2024	—	—

Total 2024 Adjustments	$1,847,313	$271,021
*The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid vs. Total Shareholder Return
The graph below reflects the relationship between the compensation actually paid to or earned by our NEOs and (i) the Company’s cumulative indexed total shareholder return, and (ii) the cumulative indexed total shareholder return of our custom benchmark group in 2024 (as disclosed above), in each case, assuming an initial fixed investment of $100 for the years ended December 31, 2024, 2023, 2022, 2021 and 2020:

Compensation Actually Paid vs. Net Income
The graph below reflects the relationship between the compensation actually paid to or earned by our NEOs and the Company’s net income/(loss) for the years ended December 31, 2024, 2023, 2022, 2021 and 2020:

Compensation Actually Paid vs. Company Selected Measure
The graph below reflects the relationship between the compensation actually paid to or earned by our NEOs and the Company’s total revenues for the years ended December 31, 2024, 2023, 2022, 2021 and 2020:

Total Shareholder Return Vs Peer Group
The graph below reflects the relationship between the compensation actually paid to or earned by our NEOs and (i) the Company’s cumulative indexed total shareholder return, and (ii) the cumulative indexed total shareholder return of our custom benchmark group in 2024 (as disclosed above), in each case, assuming an initial fixed investment of $100 for the years ended December 31, 2024, 2023, 2022, 2021 and 2020:

Tabular List, Table
Financial Performance Measures
The financial measures included in the table below represent an unranked list of the most important financial performance measures to link compensation actually paid to our NEOs for 2024. The target total compensation of our NEOs is heavily weighted towards short and long-term performance goals that align with our stockholders’ interests. Our annual bonus plan is 100% performance-based, with 80% of the target bonus opportunity for 2024 for each NEO tied to our total revenues and adjusted net income before income taxes and 50% of our NEOs’ long-term equity awards for 2024 tied to performance-based vesting conditions based on book value of our Class A Common Stock.

Most Important Financial Performance Measures (1)
Total Revenues
Adjusted net income before income taxes (2)
Book value of our Class A Common Stock

(1)	The financial measures that we consider to be the most important measures to link compensation actually paid to our NEOs is evaluated on an ongoing basis and could change in future years.
(2)	As defined and reported in our financial statements as filed with the SEC.

Total Shareholder Return Amount	$ 111.73	95.42	85.65	96.7	95.66
Peer Group Total Shareholder Return Amount	115.45	113.49	105.55	128.48	95.56
Net Income (Loss)	$ 427,704,189	$ 614,621,739	$ (97,023,569)	$ 436,631,102	$ 516,263,698
Company Selected Measure Amount	2,733,657,011	2,684,976,931	2,317,301,726	2,088,388,782	2,015,438,999
PEO Name	Mr. Plueger
Measure:: 1
Pay vs Performance Disclosure
Name	Total Revenues
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted net income before income taxes
Measure:: 3
Pay vs Performance Disclosure
Name	Book value of our Class A Common Stock
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,847,313
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,786,970)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,812,946
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,589,576
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(768,239)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	271,021
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,329,394)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,081,105
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	769,211
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(249,901)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0